Net fee and commission income - Schedule of Fee and Commission Income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Fee and commission income:
Current accounts	£ 307	£ 334	£ 325
Credit and debit card fees	350	513	469
Commercial banking and treasury fees	120	110	138
Unit trust and insurance broking	66	92	114
Private banking and asset management	3	23	46
Factoring	42	50	53
Other	233	206	283
Total fee and commission income	1,121	1,328	1,428
Fee and commission expense	(558)	(656)	(694)
Net fee and commission income	£ 563	£ 672	£ 734